PSF GLOBAL PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 97.7%
Common Stocks — 97.3%
Argentina — 0.2%
MercadoLibre, Inc.*	1,764	$2,596,855
Australia — 1.4%
AGL Energy Ltd.	66,200	486,529
Aristocrat Leisure Ltd.	138,643	3,631,532
Beach Energy Ltd.	395,200	517,728
BHP Group Ltd.	29,300	1,014,097
CSL Ltd.	14,946	3,017,345
Fortescue Metals Group Ltd.	201,900	3,081,725
Harvey Norman Holdings Ltd.	196,000	856,083
Inghams Group Ltd.	268,900	683,664
Metcash Ltd.	412,500	1,156,496
Perenti Global Ltd.	432,300	334,610
Qantas Airways Ltd.*	292,200	1,132,778
Rio Tinto Ltd.	20,600	1,737,138
Service Stream Ltd.	343,700	279,437
St. Barbara Ltd.	343,600	518,010
Stockland, REIT	279,500	934,195
Super Retail Group Ltd.	105,600	949,769
		20,331,136
Austria — 0.3%
BAWAG Group AG, 144A*	20,500	1,065,647
OMV AG	33,700	1,704,734
Wienerberger AG	26,400	963,296
		3,733,677
Belgium — 0.2%
Bekaert SA	22,500	942,099
Telenet Group Holding NV	23,500	954,540
UCB SA	15,000	1,429,814
		3,326,453
Brazil — 0.1%
Yara International ASA	18,800	978,578
Canada — 2.0%
Canadian National Railway Co.	43,502	5,048,406
Magna International, Inc.	65,269	5,746,283
Shopify, Inc. (Class A Stock)*	12,278	13,585,607
TC Energy Corp.	85,056	3,891,312
		28,271,608
China — 1.5%
Alibaba Group Holding Ltd.*	188,044	5,300,732
China Resources Cement Holdings Ltd.	1,042,000	1,175,784
Kingboard Holdings Ltd.	216,000	1,169,307
Lee & Man Paper Manufacturing Ltd.	1,049,000	967,365
NetEase, Inc.	189,725	3,895,736
TAL Education Group, ADR*	55,906	3,010,538
Tencent Holdings Ltd.	72,800	5,789,437
Wilmar International Ltd.	203,400	822,926
		22,131,825
Denmark — 1.1%
Chr Hansen Holding A/S*	8,237	748,595
Coloplast A/S (Class B Stock)	20,412	3,072,290
	Shares	Value
Common Stocks (continued)
Denmark (cont’d.)
Danske Bank A/S	61,200	$1,147,069
Dfds A/S*	11,300	578,936
DSV Panalpina A/S	14,619	2,872,283
Jyske Bank A/S*	19,600	936,723
Novo Nordisk A/S (Class B Stock)	49,006	3,300,564
Orsted A/S, 144A	17,307	2,802,800
Pandora A/S*	4,700	503,513
		15,962,773
Finland — 0.4%
Neste OYJ	54,042	2,868,050
Nordea Bank Abp	83,600	823,908
Valmet OYJ	41,500	1,510,988
		5,202,946
France — 4.6%
Airbus SE*	53,779	6,099,014
Arkema SA	11,900	1,442,230
AXA SA	54,100	1,453,063
BNP Paribas SA*	28,200	1,721,745
Bouygues SA	27,600	1,107,337
Capgemini SE	5,300	902,553
Carrefour SA	89,600	1,619,293
Cie de Saint-Gobain*	15,800	934,143
Cie Generale des Etablissements Michelin SCA	9,600	1,438,099
CNP Assurances*	55,200	1,050,719
Credit Agricole SA*	78,500	1,139,014
Faurecia SE*	1,269	67,813
L’Oreal SA	8,511	3,266,570
LVMH Moet Hennessy Louis Vuitton SE	11,200	7,474,595
Natixis SA*	146,400	702,392
Nexity SA	13,100	647,743
Orange SA	140,000	1,725,663
Rubis SCA	15,500	735,857
Safran SA*	39,449	5,374,972
Sanofi	45,700	4,519,566
Sartorius Stedim Biotech	6,445	2,659,682
Societe BIC SA	15,900	931,477
Societe Generale SA*	28,600	750,311
Sopra Steria Group*	7,100	1,188,393
Teleperformance	6,285	2,296,207
TOTAL SE	58,800	2,743,232
TOTAL SE, ADR(a)	243,380	11,326,905
		65,318,588
Germany — 2.3%
Allianz SE	7,500	1,910,737
Aurubis AG	10,800	894,620
Bayer AG	23,300	1,477,398
Bayerische Motoren Werke AG	12,500	1,298,970
Daimler AG	17,600	1,570,791
Deutsche Lufthansa AG*	54,200	718,512
Deutsche Post AG	50,800	2,789,642
Deutsche Telekom AG	59,200	1,193,905
Evonik Industries AG	36,500	1,291,655
A0

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Germany (cont’d.)
Fresenius SE & Co. KGaA	25,700	$1,146,283
HOCHTIEF AG	11,400	1,022,219
Infineon Technologies AG	123,583	5,270,807
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,500	1,386,447
Rational AG	3,212	2,495,833
Rheinmetall AG	12,300	1,248,258
Siltronic AG*(a)	8,900	1,438,265
TeamViewer AG, 144A*	30,004	1,284,998
United Internet AG	24,700	990,505
Volkswagen AG(a)	10,600	3,845,481
		33,275,326
Hong Kong — 0.7%
AIA Group Ltd.	342,400	4,198,520
PAX Global Technology Ltd.	933,000	1,010,117
Skyworth Group Ltd.*	793,433	271,325
Tongda Group Holdings Ltd.	8,180,000	571,458
WH Group Ltd., 144A	1,971,500	1,605,263
Xinyi Glass Holdings Ltd.	428,000	1,403,435
Yue Yuen Industrial Holdings Ltd.	296,500	742,533
		9,802,651
India — 0.6%
HDFC Bank Ltd., ADR*	53,429	4,150,899
Reliance Industries Ltd., 144A, GDR	85,404	4,727,403
		8,878,302
Ireland — 0.5%
Kingspan Group PLC	43,066	3,637,224
Ryanair Holdings PLC, ADR*	22,061	2,537,015
Smurfit Kappa Group PLC	19,400	918,360
		7,092,599
Israel — 0.1%
Check Point Software Technologies Ltd.*(a)	9,500	1,063,715
Italy — 0.5%
A2A SpA	546,200	993,527
Enel SpA	260,200	2,582,022
Leonardo SpA	97,000	786,597
Mediobanca Banca di Credito Finanziario SpA*	87,600	972,577
Pirelli & C SpA, 144A*	171,800	1,006,905
UnipolSai Assicurazioni SpA	253,700	765,206
		7,106,834
Japan — 5.8%
Air Water, Inc.	39,000	683,944
Aozora Bank Ltd.	36,000	826,820
Asahi Intecc Co. Ltd.	44,800	1,236,790
Astellas Pharma, Inc.	167,000	2,575,211
Brother Industries Ltd.	44,300	983,159
Credit Saison Co. Ltd.	42,600	511,597
Dai-ichi Life Holdings, Inc.	39,900	687,058
Daikin Industries Ltd.	19,500	3,947,961
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Daiwa House Industry Co. Ltd.	31,900	$936,822
DTS Corp.	30,500	697,906
EDION Corp.	63,900	717,261
Haseko Corp.	53,900	755,565
Hazama Ando Corp.	85,900	660,868
Hitachi Ltd.	35,700	1,618,388
Honda Motor Co. Ltd.	61,600	1,852,200
Hoya Corp.	28,800	3,393,159
Isuzu Motors Ltd.	78,200	844,374
ITOCHU Corp.	86,600	2,811,137
Itoham Yonekyu Holdings, Inc.	72,200	477,115
Japan Airlines Co. Ltd.*	35,700	800,342
Japan Aviation Electronics Industry Ltd.	46,000	747,996
Kaneka Corp.	14,800	608,699
KDDI Corp.	98,800	3,031,970
Keiyo Bank Ltd. (The)	76,500	317,481
Keyence Corp.	9,100	4,149,138
Lintec Corp.	30,000	679,694
M3, Inc.	17,800	1,222,198
Marubeni Corp.	173,200	1,443,821
Matsumotokiyoshi Holdings Co. Ltd.	23,800	1,061,469
Medipal Holdings Corp.	30,600	588,013
Mitsubishi Chemical Holdings Corp.	82,800	622,229
Mitsubishi Gas Chemical Co., Inc.	70,200	1,727,457
Mitsubishi HC Capital, Inc.	367,050	2,221,563
Mitsubishi UFJ Financial Group, Inc.	274,000	1,455,321
Mitsui & Co. Ltd.	56,300	1,172,880
Mitsui Chemicals, Inc.	42,400	1,341,996
Mizuho Financial Group, Inc.	73,620	1,055,343
Nihon M&A Center, Inc.	74,400	2,017,459
Nippon Telegraph & Telephone Corp.	107,900	2,765,705
Nishi-Nippon Financial Holdings, Inc.	48,600	349,076
Nisshin Oillio Group Ltd. (The)	21,400	631,986
Nomura Holdings, Inc.	270,700	1,424,545
Nomura Real Estate Holdings, Inc.	38,100	918,949
Obayashi Corp.	97,500	897,204
ORIX Corp.	79,000	1,327,923
Rengo Co. Ltd.	134,300	1,168,440
Resona Holdings, Inc.	366,600	1,540,534
Sankyu, Inc.	18,100	795,409
Sawai Pharmaceutical Co. Ltd.	14,300	695,928
Seino Holdings Co. Ltd.	22,300	310,836
Shionogi & Co. Ltd.	21,300	1,148,673
Shiseido Co. Ltd.	23,900	1,607,040
SKY Perfect JSAT Holdings, Inc.	151,000	674,069
SMC Corp.	6,200	3,610,044
Sompo Holdings, Inc.	26,600	1,020,808
Sumitomo Heavy Industries Ltd.	32,300	897,931
Sumitomo Mitsui Financial Group, Inc.	40,900	1,481,772
Taisei Corp.	19,200	743,255
Teijin Ltd.	67,300	1,161,995
Toagosei Co. Ltd.	28,700	336,966
Toho Holdings Co. Ltd.	12,400	227,980
Tokuyama Corp.	26,500	670,073
Towa Pharmaceutical Co. Ltd.	28,200	623,642
Toyota Motor Corp.	15,730	1,228,945
Tsubakimoto Chain Co.	17,000	470,623
Ube Industries Ltd.	41,500	885,661

A1

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Yokohama Rubber Co. Ltd. (The)	62,000	$1,111,156
		83,209,572
Netherlands — 2.9%
ABN AMRO Bank NV, 144A, CVA*	45,300	552,542
Adyen NV, 144A*	1,825	4,078,498
Aegon NV	215,700	1,029,649
ASML Holding NV	8,116	4,995,643
ASR Nederland NV	21,200	950,973
ING Groep NV	93,300	1,147,233
Koninklijke Ahold Delhaize NV	95,900	2,674,797
NN Group NV	27,800	1,362,804
NXP Semiconductors NV	104,049	20,949,226
Royal Dutch Shell PLC (Class B Stock)	96,500	1,771,572
Signify NV, 144A*	46,800	2,426,986
		41,939,923
New Zealand — 0.2%
Air New Zealand Ltd.*	485,600	583,406
Fisher & Paykel Healthcare Corp. Ltd.	75,556	1,697,433
		2,280,839
Norway — 0.4%
DNB ASA	68,200	1,452,087
Equinor ASA	41,200	806,460
Leroy Seafood Group ASA	117,700	1,006,503
TOMRA Systems ASA	42,977	1,865,176
		5,130,226
Singapore — 0.2%
DBS Group Holdings Ltd.	62,300	1,339,186
Venture Corp. Ltd.	79,500	1,190,207
		2,529,393
South Africa — 0.1%
Anglo American PLC	48,300	1,901,849
Investec PLC	79,700	241,334
		2,143,183
Spain — 0.7%
Amadeus IT Group SA*	60,794	4,310,671
Banco Santander SA*	390,156	1,329,310
Enagas SA	18,000	391,130
Endesa SA	37,700	997,129
Mapfre SA	494,400	1,031,457
Repsol SA	117,700	1,459,847
Telefonica SA	176,500	789,647
		10,309,191
Sweden — 1.5%
Atlas Copco AB (Class A Stock)	79,367	4,836,229
Boliden AB	35,400	1,314,467
Hexagon AB (Class B Stock)	49,969	4,615,225
Nibe Industrier AB (Class B Stock)	73,690	2,286,775
Securitas AB (Class B Stock)	65,700	1,118,204
Skanska AB (Class B Stock)(a)	31,100	779,667
SKF AB (Class B Stock)	70,400	2,002,348
	Shares	Value
Common Stocks (continued)
Sweden (cont’d.)
Swedbank AB (Class A Stock)	27,700	$488,026
Swedish Orphan Biovitrum AB*	51,000	816,208
Volvo AB (Class B Stock)*(a)	113,600	2,882,423
		21,139,572
Switzerland — 2.6%
Adecco Group AG	15,300	1,033,224
Baloise Holding AG	6,000	1,021,145
Credit Suisse Group AG*	136,900	1,440,150
dormakaba Holding AG	1,200	819,711
Helvetia Holding AG	7,600	893,636
Lonza Group AG*	7,504	4,206,342
Novartis AG	29,700	2,537,177
Partners Group Holding AG	3,095	3,956,233
Roche Holding AG	17,900	5,784,750
Sika AG	11,930	3,412,769
Straumann Holding AG	3,918	4,891,519
Swiss Life Holding AG	4,900	2,410,504
Temenos AG	18,209	2,627,591
UBS Group AG	166,700	2,587,152
		37,621,903
Taiwan — 0.6%
Sea Ltd., ADR*	9,551	2,132,070
Taiwan Semiconductor Manufacturing Co. Ltd.	297,000	6,183,805
		8,315,875
United Kingdom — 4.7%
3i Group PLC	92,900	1,473,525
Ashtead Group PLC	97,538	5,797,949
Aviva PLC	197,000	1,112,246
Babcock International Group PLC*	113,300	359,276
BAE Systems PLC	395,100	2,737,577
Barclays PLC	373,500	961,070
Barratt Developments PLC*	61,900	638,085
Bellway PLC	23,200	1,090,256
British American Tobacco PLC	75,200	2,861,013
BT Group PLC*	455,900	975,745
Centrica PLC*	457,200	341,815
CK Hutchison Holdings Ltd.	191,800	1,536,938
Compass Group PLC*	131,510	2,660,085
Crest Nicholson Holdings PLC*	143,814	810,352
Diageo PLC	63,176	2,602,873
Dialog Semiconductor PLC*	14,700	1,108,658
Experian PLC	100,349	3,461,271
GlaxoSmithKline PLC	245,000	4,347,441
Go-Ahead Group PLC (The)*	34,500	648,014
Halma PLC	61,149	2,007,015
Imperial Brands PLC	56,400	1,165,360
International Consolidated Airlines Group SA*	150,000	412,407
J Sainsbury PLC	458,700	1,535,905
Keller Group PLC	48,200	535,060
Kingfisher PLC*	357,200	1,572,279
Legal & General Group PLC	302,800	1,168,400
Lloyds Banking Group PLC*	1,666,000	980,684

A2

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
London Stock Exchange Group PLC	36,675	$3,505,238
Marks & Spencer Group PLC*	279,900	582,684
Micro Focus International PLC	73,300	562,077
Paragon Banking Group PLC	105,900	672,391
Premier Foods PLC*	357,756	472,122
QinetiQ Group PLC	88,900	387,216
Redrow PLC	77,600	671,248
Rentokil Initial PLC*	324,241	2,163,955
Segro PLC, REIT	218,533	2,825,581
Spirax-Sarco Engineering PLC	14,730	2,312,672
Tate & Lyle PLC	141,000	1,496,244
Taylor Wimpey PLC*	263,400	655,808
Tesco PLC	482,592	1,524,346
Trainline PLC, 144A*	355,473	2,241,113
Vesuvius PLC	58,100	431,991
Vistry Group PLC	39,822	600,693
Wm Morrison Supermarkets PLC	291,000	733,207
		66,739,885
United States — 61.1%
AbbVie, Inc.	65,130	7,048,369
Adobe, Inc.*	30,204	14,358,075
Alphabet, Inc. (Class C Stock)*	11,156	23,077,636
Amazon.com, Inc.*	5,519	17,076,228
Ameren Corp.	59,792	4,864,677
American International Group, Inc.	259,795	12,005,127
Anthem, Inc.	14,300	5,132,985
Applied Materials, Inc.	85,806	11,463,682
Atlassian Corp. PLC (Class A Stock)*	8,147	1,717,062
Autodesk, Inc.*	58,426	16,192,766
AvalonBay Communities, Inc., REIT	17,219	3,177,078
Bank of America Corp.	181,179	7,009,816
Becton, Dickinson & Co.	30,010	7,296,931
Boeing Co. (The)*	16,996	4,329,221
Brown-Forman Corp. (Class B Stock)	143,720	9,912,368
Bunge Ltd.	54,385	4,311,099
Caterpillar, Inc.	26,102	6,052,271
CF Industries Holdings, Inc.	131,205	5,954,083
Charles Schwab Corp. (The)	127,971	8,341,150
Chubb Ltd.	67,192	10,614,320
Cintas Corp.	39,301	13,413,824
Cisco Systems, Inc.	169,998	8,790,597
Citrix Systems, Inc.	28,367	3,981,592
Coca-Cola Co. (The)	71,553	3,771,559
Comcast Corp. (Class A Stock)	121,675	6,583,834
Conagra Brands, Inc.	136,938	5,148,869
ConocoPhillips	112,278	5,947,366
Costco Wholesale Corp.	25,978	9,156,725
Cummins, Inc.	15,262	3,954,537
CVS Health Corp.	73,487	5,528,427
Danaher Corp.	61,903	13,933,127
Dexcom, Inc.*	33,519	12,046,393
DuPont de Nemours, Inc.	53,867	4,162,842
Edison International	52,867	3,098,006
Edwards Lifesciences Corp.*	144,589	12,093,424
Elanco Animal Health, Inc.*	137,727	4,056,060
Electronic Arts, Inc.	100,112	13,552,161
Entergy Corp.	37,529	3,733,010
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Equitable Holdings, Inc.	166,757	$5,439,613
Estee Lauder Cos., Inc. (The) (Class A Stock)	49,086	14,276,663
Exxon Mobil Corp.	106,305	5,935,008
Fifth Third Bancorp	226,535	8,483,736
Fiserv, Inc.*	21,250	2,529,600
Fortune Brands Home & Security, Inc.	31,382	3,007,023
Fox Corp. (Class B Stock)	86,005	3,004,155
General Electric Co.	1,345,007	17,659,942
Gilead Sciences, Inc.	28,468	1,839,887
Goldman Sachs Group, Inc. (The)	13,689	4,476,303
Hologic, Inc.*	60,726	4,516,800
IDEX Corp.	41,032	8,588,818
Illinois Tool Works, Inc.	19,155	4,243,216
International Flavors & Fragrances, Inc.	38,243	5,339,105
International Paper Co.	195,721	10,582,634
Intuit, Inc.	42,758	16,378,879
Intuitive Surgical, Inc.*	22,380	16,537,477
Johnson & Johnson	50,138	8,240,180
JPMorgan Chase & Co.	48,247	7,344,641
Kimberly-Clark Corp.	26,639	3,704,153
Kohl’s Corp.	50,541	3,012,749
L3Harris Technologies, Inc.	54,787	11,104,229
Las Vegas Sands Corp.*	51,227	3,112,553
Lululemon Athletica, Inc.*	34,918	10,709,700
Marsh & McLennan Cos., Inc.	44,569	5,428,504
Mastercard, Inc. (Class A Stock)	55,131	19,629,393
Match Group, Inc.*	94,876	13,034,065
Medtronic PLC	80,675	9,530,138
Merck & Co., Inc.	54,993	4,239,410
MetLife, Inc.	174,656	10,617,338
Microsoft Corp.	128,863	30,382,030
Morgan Stanley	147,618	11,464,014
News Corp. (Class A Stock)	187,227	4,761,183
NextEra Energy, Inc.	69,609	5,263,136
Nielsen Holdings PLC	108,684	2,733,403
PayPal Holdings, Inc.*	74,094	17,992,987
Perrigo Co. PLC	65,727	2,659,972
Pfizer, Inc.	115,621	4,188,949
Philip Morris International, Inc.	81,257	7,210,746
Pioneer Natural Resources Co.	23,457	3,725,441
QUALCOMM, Inc.	78,078	10,352,362
Rockwell Automation, Inc.	12,805	3,398,959
Roper Technologies, Inc.	26,726	10,779,665
SBA Communications Corp., REIT	50,804	14,100,650
Sempra Energy	49,243	6,528,637
ServiceNow, Inc.*	23,316	11,660,565
Sherwin-Williams Co. (The)	20,257	14,949,869
Signature Bank	18,992	4,294,091
Southern Co. (The)	201,684	12,536,677
Southwest Airlines Co.*	75,837	4,630,607
State Street Corp.	52,723	4,429,259
Stellantis NV	74,557	1,324,224
Stericycle, Inc.*	30,192	2,038,262
TE Connectivity Ltd.	32,974	4,257,273
Texas Instruments, Inc.	42,427	8,018,279
Thermo Fisher Scientific, Inc.	43,701	19,944,262
TJX Cos., Inc. (The)	85,931	5,684,336

A3

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Tyson Foods, Inc. (Class A Stock)	91,575	$6,804,022
United Parcel Service, Inc. (Class B Stock)	73,291	12,458,737
Veeva Systems, Inc. (Class A Stock)*	38,369	10,023,518
Walmart, Inc.	30,835	4,188,318
Walt Disney Co. (The)*	32,773	6,047,274
Wells Fargo & Co.	397,807	15,542,319
Welltower, Inc., REIT	59,046	4,229,465
Weyerhaeuser Co., REIT	268,421	9,555,788
Zimmer Biomet Holdings, Inc.	29,317	4,693,065
Zoetis, Inc.	95,362	15,017,608
		873,303,161

Total Common Stocks (cost $892,720,710)		1,389,736,589
Preferred Stocks — 0.4%
Germany — 0.2%
Porsche Automobil Holding SE (PRFC)	22,730	2,414,065
United States — 0.2%
Becton, Dickinson & Co., Series B, CVT, 6.000%, Maturing 06/01/23(a)	18,231	979,369
Elanco Animal Health, Inc., CVT, 5.000%, Maturing 02/01/23	2,497	114,562
Sempra Energy, Series B, CVT, 6.750%, Maturing 07/15/21(a)	5,748	601,586
Southern Co. (The), CVT, 6.750%, Maturing 08/01/22	34,946	1,779,800
		3,475,317

Total Preferred Stocks (cost $4,861,363)		5,889,382

Total Long-Term Investments (cost $897,582,073)		1,395,625,971
Short-Term Investments — 3.7%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	29,880,575	29,880,575
PGIM Institutional Money Market Fund (cost $22,542,243; includes $22,540,124 of cash collateral for securities on loan)(b)(wa)	22,572,027	22,560,741

Total Short-Term Investments (cost $52,422,818)		52,441,316

TOTAL INVESTMENTS—101.4% (cost $950,004,891)		1,448,067,287

Liabilities in excess of other assets — (1.4)%		(19,794,596)

Net Assets — 100.0%		$1,428,272,691

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
GDR	Global Depositary Receipt
PRFC	Preference Shares

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $21,529,503; cash collateral of $22,540,124 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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